Lease Obligations - Schedule of Lease Assets and LIabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets and Liabilities, Lessee [Abstract]
Operating lease assets	$ 497
Finance lease assets	9,550
Total lease assets	10,047
Operating lease liabilities current	276
Finance lease liabilities current	5,089	$ 3,879	$ 3,007
Operating lease liabilities non-current	226
Finance lease liabilities non-current	485	$ 3,367	$ 8,997
Total lease liabilities	$ 6,076